LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Short-term borrowings	¥ 1,230,756	¥ 397,213
Current portion of long-term borrowings	922,634	740,524
Sub-total	2,153,390	1,137,737
Long-term borrowings, excluding current portion	10,566,746	8,028,473
Total loans and borrowings	¥ 12,720,136	¥ 9,166,210